Share capital, stock options and other stock-based plans (Tables)	9 Months Ended
Sep. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Aetherion Omnibus Plan are as follows:

	Nine months ended September 30, 2026		Nine months ended September 30, 2025
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	713,061	$11.51	524,322	$11.75
Granted	348,936	2.82	427,691	3.28
Exercised	(20,521)	17.80	(68,071)	17.48
Forfeited/expired	(151,373)	8.63	(146,457)	11.82
Outstanding, end of period	890,103	$4.09	737,485	$6.28
Units outstanding and exercisable, end of period	491	$31.07	491	$31.07

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units at September 30, 2026 is as follows:

September 30, 2026
(CDN $)
Share units:
Outstanding	$2,500
Exercisable	15
Exercised	58

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Research and development	7	12	20	40
General and administrative	338	(215)	769	465
Sales and marketing	—	(18)	—	10
	$345	$(221)	$789	$515

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Stock-based compensation - equity or cash settled	108	(16)	304	377
Stock-based compensation - cash settled only	237	(205)	485	138
	$345	$(221)	$789	$515